July 29, 2005
Revised December 1, 2005

American Century Investments
prospectus

Advisor Class
Emerging Markets Fund
International Discovery Fund
Life Sciences Fund
Technology Fund

C Class
Emerging Markets Fund
Life Sciences Fund

INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS. SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

EMERGING MARKETS FUND
INTERNATIONAL DISCOVERY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the funds' portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN RISK - The funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the funds generally invest in securities denominated in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

FUND                    PRIMARY INVESTMENTS                    PRINCIPAL RISKS
--------------------------------------------------------------------------------
Emerging                Equity securities of issuers           Emerging
Markets                 in emerging markets                    markets risk
--------------------------------------------------------------------------------
International           Equity securities of issuers           Smaller foreign
Discovery(1)            in developed foreign                   company risk
                        countries or emerging
                        markets that are
                        small- to medium-sized
                        companies at the
                        time of purchase
--------------------------------------------------------------------------------

(1)  INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
10.

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        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------

LIFE SCIENCES FUND
TECHNOLOGY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

These portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers' principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. A more detailed description of the funds' investment strategies begins on page 13.

LIFE SCIENCES - The portfolio managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The portfolio managers look for stocks of growing U.S. and foreign companies with business operations in the technology and
telecommunications-related sectors. These companies include those that the portfolio managers believe will benefit significantly from advances or improvements in technology.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  NONDIVERSIFICATION - The funds are classified as NONDIVERSIFIED. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the funds' share prices than would be the case in a diversified fund.

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        A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN A
        SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

*  CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

*  CONCENTRATION (TECHNOLOGY) - Technology will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments.
   As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------

FUND PERFORMANCE HISTORY

EMERGING MARKETS FUND
INTERNATIONAL DISCOVERY FUND
LIFE SCIENCES FUND
TECHNOLOGY FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. The returns of the funds' other classes of shares will differ from those shown in the charts, depending on the expenses of that class.

EMERGING MARKETS FUND - ADVISOR CLASS(1)

[Data from bar chart]

2000              -30.33%
2001               -8.96%
2002              -18.97%
2003               65.03%
2004               13.17%

(1)  AS OF SEPTEMBER 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 23.58%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                        LOWEST
--------------------------------------------------------------------------------
Emerging Markets               22.02% (2Q 2003)               -22.25% (3Q 2001)
--------------------------------------------------------------------------------

INTERNATIONAL DISCOVERY FUND - ADVISOR CLASS(1)

[Data from bar chart]

1999                88.04%
2000               -14.36%
2001               -22.03%
2002               -12.99%
2003                51.02%
2004                15.95%

(1)  AS OF SEPTEMBER 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 19.38%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                   HIGHEST                     LOWEST
--------------------------------------------------------------------------------
International Discovery            50.78% (4Q 1999)            -19.17% (3Q 2001)
--------------------------------------------------------------------------------

------

LIFE SCIENCES FUND - ADVISOR CLASS(1)

[Data from bar chart]

2001               -7.95%
2002              -28.48%
2003               28.65%
2004                8.91%

(1)  AS OF SEPTEMBER 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 8.79%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Life Sciences                 14.35% (2Q 2001)                 -14.55% (1Q 2001)
--------------------------------------------------------------------------------

TECHNOLOGY FUND - ADVISOR CLASS(1)

[Data from bar chart]

2001               -35.74%
2002               -41.12%
2003                50.00%
2004                -1.69%

(1)  AS OF SEPTEMBER 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS -1.83%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Technology                   25.87% (2Q 2003)                  -33.63% (1Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' C Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.

------

Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED                                            LIFE OF
DECEMBER 31, 2004                           1 YEAR       5 YEARS       FUND(1)
--------------------------------------------------------------------------------
Emerging Markets
Return Before Taxes                         13.17%       -0.81%        7.57%
Return After Taxes on Distributions         13.03%       -0.98%        7.41%
Return After Taxes on Distributions         8.73%        -0.75%        6.52%
   and Sale of Fund Shares
MSCI Emerging Markets Free Index            25.95%       4.62%         9.25%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
International Discovery
Return Before Taxes                         15.95%       0.35%         9.34%
Return After Taxes on Distributions         13.63%       -0.51%        8.44%
Return After Taxes on Distributions         13.45%       0.14%         7.96%
   and Sale of Fund Shares
S&P/Citigroup EMI Growth                    26.20%       0.62%         4.51%(4)
World ex-US Index(3)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------
Life Sciences
Return Before Taxes                         8.91%        N/A           -2.11%
Return After Taxes on Distributions         8.91%        N/A           -2.35%
Return After Taxes on Distributions         5.79%        N/A           -1.93%
   and Sale of Fund Shares
S&P 500 Index                               10.88%       N/A           -2.33%(5)
   (reflects no deduction for
   fees, expenses or taxes)
S&P Composite 1500 Health Care Index        3.34%        N/A           -1.76%(5)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------
Technology
Return Before Taxes                         -1.69%       N/A           -19.73%
Return After Taxes on Distributions         -1.69%       N/A           -19.73%
Return After Taxes on Distributions         -1.10%       N/A           -15.60%
   and Sale of Fund Shares
S&P 500 Index                               10.88%       N/A           -2.46%
   (reflects no deduction for
   fees, expenses or taxes)
S&P Composite 1500 Technology Index         2.25%        N/A           -16.68%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: EMERGING MARKETS, MAY
     12, 1999; INTERNATIONAL DISCOVERY, APRIL 28, 1998; LIFE SCIENCES, NOVEMBER
     14, 2000; AND TECHNOLOGY, JUNE 30, 2000.

(2)  SINCE APRIL 30, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  FORMERLY CITIGROUP EMI GROWTH WORLD EX-US INDEX.

(4)  SINCE APRIL 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(5)  SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------

C CLASS

FOR THE CALENDAR YEAR ENDED                                            LIFE OF
DECEMBER 31, 2004                                  1 YEAR              FUND(1)
--------------------------------------------------------------------------------
Emerging Markets
Return Before Taxes                                12.15%              14.42%
MSCI Emerging Markets Free Index                   25.95%              22.77%(2)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------
Life Sciences
Return Before Taxes                                8.13%               -0.53%
S&P 500 Index                                      10.88%              3.78%(3)
   (reflects no deduction for
   fees, expenses or taxes)
S&P Composite 1500 Health Care Index               3.34%               -1.33%(3)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE C CLASS ARE: EMERGING MARKETS, DECEMBER
     18, 2001; AND LIFE SCIENCES, NOVEMBER 29, 2001.

(2)  SINCE DECEMBER 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

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FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Advisor Class
  Redemption/Exchange Fee                                             2.00%(1)
  (as a percentage of amount redeemed/exchanged)
--------------------------------------------------------------------------------
C Class
  Maximum Deferred Sales Charge (load)                                1.00%(2)
  (as a percentage of net asset value)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO EMERGING MARKETS AND INTERNATIONAL DISCOVERY ADVISOR
     CLASS SHARES HELD FOR LESS THAN 180 DAYS. THE FEE DOES NOT APPLY TO SHARES
     PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

(2)  THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                    DISTRIBUTION                  TOTAL ANNUAL
                     MANAGEMENT     AND SERVICE       OTHER       FUND OPERATING
                     FEE(1)         (12B-1) FEES      EXPENSES    EXPENSES
--------------------------------------------------------------------------------
Emerging Markets
  Advisor Class      1.75%          0.50%(2)          0.00%(3)    2.25%
--------------------------------------------------------------------------------
  C Class            2.00%          1.00%(4)          0.00%(3)    3.00%
--------------------------------------------------------------------------------
International Discovery
  Advisor Class      1.24%          0.50%(2)          0.00%(3)    1.74%
--------------------------------------------------------------------------------
Life Sciences
  Advisor Class      1.25%          0.50%(2)          0.00%(3)    1.75%
--------------------------------------------------------------------------------
  C Class            1.50%          1.00%(4)          0.00%(3)    2.50%
--------------------------------------------------------------------------------
Technology
  Advisor Class      1.25%          0.50%(2)          0.00%(3)    1.75%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS STRATEGY ASSETS INCREASE AND INCREASE AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
     Distribution and Administrative Fees, PAGE 32.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 32.

------

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 YEAR         3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
Emerging Markets
  Advisor Class         $226           $697            $1,194           $2,558
--------------------------------------------------------------------------------
  C Class               $300           $917            $1,558           $3,273
--------------------------------------------------------------------------------
International Discovery
  Advisor Class         $176           $545            $937             $2,035
--------------------------------------------------------------------------------
Life Sciences
  Advisor Class         $177           $548            $943             $2,045
--------------------------------------------------------------------------------
  C Class               $251           $771            $1,317           $2,803
--------------------------------------------------------------------------------
Technology
  Advisor Class         $177           $548            $943             $2,045
--------------------------------------------------------------------------------

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OBJECTIVES, STRATEGIES AND RISKS

EMERGING MARKETS FUND
INTERNATIONAL DISCOVERY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the funds'
portfolios will primarily consist of securities of companies whose earnings or revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the funds' holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase EQUITY SECURITIES of foreign companies.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO
        COMMON STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

------

These funds can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Emerging Markets will invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

*  International Discovery's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into large-sized companies. In addition, if the portfolio managers determine that the availability of small- to medium-sized companies in which to invest is not adequate to meet the fund's investment needs, the portfolio managers may invest in large-sized companies.

In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States. In addition, as used in the statement of additional information, securities of issuers in emerging market (non-developed) countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

------

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the funds' investments are generally denominated in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The portfolio managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

------

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers'
principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The portfolio managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests at least
80% of its assets in companies that engage in the business of providing products and services that help promote health and wellness. Life science companies generally own, operate or support healthcare facilities (including, among others, hospitals, outpatient surgery facilities, dialysis centers, dental centers and physical therapy centers); design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing, and forensic medicine. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences sector if

*  at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector; or

*  based on other information we obtain, we determine that its primary business should be categorized within the sector; or

*  if the investment is in a derivative security, the security has economic characteristics similar to the foregoing investments.

In addition to locating strong companies with earnings and revenue growth, the portfolio managers invest in companies that experience a change in their business that may stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, development of a new product, obtaining a new patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The portfolio managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

------

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase EQUITY SECURITIES of both U.S. and foreign companies.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO COMMON
        STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The fund can purchase other types of securities as well, such as foreign currency exchange contracts, notes, bonds and other debt securities of companies and obligations of domestic or foreign governments and their agencies.

The managers also may purchase put options (i.e., the right to sell a security at a specified price by a certain date) for some securities that the fund holds in order to hedge against adverse price fluctuations of those securities. The managers may purchase put options to cover up to 10% of the fund's assets.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the statement of additional information.

Although not a primary investment strategy of the fund, in the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector.
Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as those of many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the portfolio managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the portfolio managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

------

Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% of its assets in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio managers may buy a large amount of a company's stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in securities of smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information.
They also may be more sensitive to changing political and economic conditions.
These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities.
Because the portfolio managers intend to invest the fund's assets primarily in
U.S. securities, the risks associated with foreign investments are not considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

Option prices can be volatile, and trading in options will expose the fund to certain risks. For instance, if the price of the option's underlying security does not change in the anticipated direction to an extent sufficient to cover the cost of the option before the option expires, the fund may lose all or a significant part of its investment in the option.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing in the fund are more fully described in the fund's statement of additional information.

------

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the funds is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers'
principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The portfolio managers will typically look for stocks of growing companies in the technology and telecommunications-related sector. To achieve its objective, the fund invests at least 80% of its assets in companies that the portfolio managers believe are principally engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The portfolio managers consider technology and telecommunications-related industries to include among others, computers (including software, products and electronic components), semiconductors, networking, internet and on-line service providers, office automation, telecommunications, telecommunications equipment, environmental services, media and information services, electronics, and defense and aerospace. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider an investment in a company to be in the technology and telecommunications-related sector if

*  at least 50% of its gross income or net assets come from activities in the sector;

*  at least 50% of its assets are devoted to producing revenues from the sector; or

*  based on other information we obtain, we determine that its primary business should be categorized within the sector; or

*  if the investment is in a derivative security, the security has economic characteristics similar to the foregoing investments.

In addition to locating strong companies with earnings and revenue growth, the portfolio managers may invest in companies that experience a change in their business that may stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, development of a new product, or obtaining a new patent or license. The portfolio managers also believe that it is important to diversify the fund's holdings across geographical regions and different

------

countries. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase EQUITY SECURITIES of both U.S. and foreign companies.

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO COMMON
        STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The managers also may purchase put options (i.e., the right to sell a security at a specified price by a certain date) for some securities that the fund holds in order to hedge against adverse price fluctuations of those securities. The managers may purchase put options to cover up to 10% of the fund's assets.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the statement of additional information.

Although not a primary investment strategy of the fund, in the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the portfolio managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund was diversified. Although the portfolio managers expect it will ordinarily invest in enough

------

securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing technology and telecommunications-related companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in securities of smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information.
They also may be more sensitive to changing political and economic conditions.
These factors may cause investments in smaller companies to experience more price volatility.

The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, however, the overall risk of the fund could be affected.

Option prices can be volatile, and trading in options will expose the fund to certain risks. For instance, if the price of the option's underlying security does not change in the anticipated direction to an extent sufficient to cover the cost of the option before the option expires, the fund may lose all or a significant part of its investment in the option.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing in the fund are more fully described in the fund's statement of additional information.

------

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' (except Technology's) investment advisor is American Century Global
Investment Management, Inc. (ACGIM). ACGIM has been managing mutual funds since
January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New
York 10017. Prior to January 2005, these funds were managed by ACGIM's parent company, American Century Investment Management, Inc. (ACIM). The change of investment advisor is a result of a corporate restructuring of ACIM, in which
ACGIM was incorporated as a subsidiary of ACIM.

Technology's investment advisor is ACIM. ACIM has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri
64111.

The advisor (ACGIM or ACIM) is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. ACGIM has hired ACIM to make the day-to-day investment decisions for the cash portion of the funds it manages.
ACIM performs this function under the supervision of ACGIM and the funds' Board of Directors.

For the services it provides to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

------

MANAGEMENT FEES PAID BY THE FUNDS TO ACIM
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST        ADVISOR        C
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2004                CLASS          CLASS
--------------------------------------------------------------------------------
Emerging Markets                                          1.75%          2.00%
--------------------------------------------------------------------------------
International Discovery                                   1.24%          N/A(1)
--------------------------------------------------------------------------------
Life Sciences                                             1.25%          1.50%
--------------------------------------------------------------------------------
Technology                                                1.25%          N/A(1)
--------------------------------------------------------------------------------

(1)  THE FUND DOES NOT OFFER C CLASS SHARES.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts to manage the funds.
The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the funds are identified below.

Emerging Markets

MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September
1997. He joined American Century in August 1997. He has a bachelor of arts from
Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern
University. He is a CFA charterholder.

International Discovery

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Discovery since rejoining American
Century in April 1997 as a portfolio manager. He has a bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

BRIAN BRADY

Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since joining American Century in June
1994. He became a portfolio manager in November 1998. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University
Graduate School of Business.

------

Life Sciences

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Senior Portfolio Manager, has been a member of the team that manages Life Sciences since its inception in June 2000. He joined
American Century in November 1997 as a portfolio manager. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

CHRISTY TURNER

Ms. Turner, Vice President and Portfolio Manager, has been a member of the team that manages Life Sciences since its inception in June 2000. She joined American
Century in January 1996. She became a portfolio manager in May 2000. She has a bachelor's degree in business administration from the University of Central
Florida and an MBA in finance from the University of North Carolina. She is a
CFA charterholder.

Technology

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages Technology since March 2002. He joined American Century in July
1996. He became a portfolio manager in February 2000. He has a bachelor of business administration from Southern Methodist University and an MBA from
Wharton School of Business, University of Pennsylvania. He is a CFA
charterholder.

The SAI provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
International Discovery is closed to new accounts. Aggregate purchases for C
Class shares are limited to amounts less than $1,000,000.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer multiple copies of these documents individually addressed, please contact your financial intermediary directly.

------

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the funds, the board has approved the imposition of a redemption fee for redemption of shares within a specified number of days of purchase. See REDEMPTIONS, page 24, for a complete description of the redemption fee applicable to the fund.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

------

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your C Class shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you held your shares.

Shares redeemed within a specified period may be subject to a 2.0% redemption fee as listed below.

*  Emerging Markets (Advisor Class) shares sold within 180 days of purchase

*  International Discovery (Advisor Class) shares sold within 180 days of purchase

Therefore, if you redeem Advisor Class shares within the redemption periods specified above, you will receive 98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page 23.)
However, not all of the financial intermediaries who offer the funds are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The funds may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems designed to deter abusive trading practices are in place.

------

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Shares redeemed in this manner within a specified period may be subject to a 2.0% redemption fee as listed below.

*  Emerging Markets (Advisor Class) shares sold within 180 days of purchase

*  International Discovery (Advisor Class) shares sold within 180 days of purchase

You also may incur tax liability as a result of this redemption. In addition, C
Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months.

------

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial advisor is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the funds' distributor to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

The information regarding C Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of C Class shares, a hyperlink will take you directly to this disclosure.

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

*  distributions from IRAs due to attainment of age 59-1/2

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

------

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of its investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue
Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Emerging Markets - Investor Class, Institutional Class, Advisor Class and
   C Class

*  International Discovery - Investor Class, Institutional Class and Advisor
   Class

*  Life Sciences - Investor Class, Institutional Class, Advisor Class and C
   Class

*  Technology - Investor Class, Institutional Class and Advisor Class

The shares offered by this prospectus are Advisor Class and C Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 1.00% for C Class and 0.50% for
Advisor Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see
MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN in
the statement of additional information.

------

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

------

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP, except for the six-month period ended May 31, 2005, which have not been audited.
The funds' Report of Independent Registered Public Accounting Firm and the
financial statements are included in the funds' annual reports for the year ended November 30, 2004, which are available upon request.

------

EMERGING MARKETS FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                 2005(1)    2004      2003      2002       2001      2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $6.19      $5.22     $3.58     $4.03      $4.66     $5.61
---------------------------------------------------------------------------------------------
Income From Investment
Operations
------------------------------
   Net Investment
   Income (Loss)(2)              -(3)       (0.03)    -(3)      (0.01)     (0.04)    (0.08)
------------------------------
   Net Realized and
   Unrealized Gain (Loss)        0.41       0.99      1.63      (0.44)     (0.42)    (0.87)
---------------------------------------------------------------------------------------------
   Total From Investment
   Operations                    0.41       0.96      1.63      (0.45)     (0.46)    (0.95)
---------------------------------------------------------------------------------------------
Distributions
------------------------------
   From Net Realized Gains       (0.09)     -         -         -          (0.17)    -
------------------------------
Redemption Fees(4)               -(3)       0.01      0.01      -          -         -
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $6.51      $6.19     $5.22     $3.58      $4.03     $4.66
---------------------------------------------------------------------------------------------
   TOTAL RETURN(5)               6.58%      18.58%    45.81%    (11.17)%   (10.32)%  (16.93)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            2.26%(6)   2.25%     2.26%     2.30%      2.25%     2.25%
------------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                       0.05%(6)   (0.47)%   (0.22)%   (0.62)%    (0.52)%   (1.13)%
------------------------------
Portfolio Turnover Rate          64%        208%      286%      387%       326%      196%
------------------------------
Net Assets, End of Period
(in thousands)                   $1,100     $1,178    $597      $1,254     $815      $212
---------------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  THE FUND ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND
     ACCOUNTING GUIDE FOR INVESTMENT COMPANIES WHICH REQUIRES THE DISCLOSURE OF
     THE PER-SHARE EFFECT OF REDEMPTION FEES. PERIODS PRIOR TO DECEMBER 1, 2001,
     HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE. AMOUNTS COMPUTED USING
     AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(6)  ANNUALIZED.

------

INTERNATIONAL DISCOVERY FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                   2005(1)   2004     2003    2002     2001      2000
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $14.95    $12.63   $9.23   $10.05   $14.17    $15.14
----------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
   Net Investment
   Income (Loss)(2)                0.04      (0.05)   0.01    0.01     -(3)      (0.12)
---------------------------------
   Net Realized and
   Unrealized Gain (Loss)          (0.02)    2.37     3.39    (0.83)   (2.55)    (0.01)
----------------------------------------------------------------------------------------
   Total From Investment
   Operations                      0.02      2.32     3.40    (0.82)   (2.55)    (0.13)
----------------------------------------------------------------------------------------
Distributions
---------------------------------
   From Net Realized Gains         (2.25)    -        -       -        (1.57)    (0.84)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period     $12.72    $14.95   $12.63  $9.23    $10.05    $14.17
----------------------------------------------------------------------------------------
   TOTAL RETURN(4)                 0.15%     18.37%   36.84%  (8.16)%  (20.43)%  (1.53)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.72%(5)  1.74%    1.82%   1.78%    1.70%     1.61%
---------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets       0.63%(5)  (0.31)%  0.02%   0.10%    (0.15)%   (0.87)%
---------------------------------
Portfolio Turnover Rate            92%       201%     215%    224%     180%      113%
---------------------------------
Net Assets, End of Period
(in thousands)                     $205      $201     $161    $153     $244      $509
----------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------

LIFE SCIENCES FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                    2005(1)     2004     2003     2002      2001     2000(2)
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value,                    $4.64       $4.33    $3.51    $4.86     $5.28    $5.48
Beginning of Period
-----------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
   Net Investment Loss(3)           (0.02)      (0.05)   (0.04)   (0.05)    (0.04)   -(4)
---------------------------------
   Net Realized and                 0.40        0.36     0.86     (1.30)    (0.25)   (0.20)
   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------
   Total From Investment Operation  0.38        0.31     0.82     (1.35)    (0.29)   (0.20)
-----------------------------------------------------------------------------------------------
Distributions
---------------------------------
   From Net Realized Gains          -           -        -        -         (0.13)   -
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $5.02       $4.64    $4.33    $3.51     $4.86    $5.28
-----------------------------------------------------------------------------------------------
   TOTAL RETURN(5)                  8.19%       7.16%    23.36%   (27.78)%  (5.55)%  (3.65)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.75%(6)    1.75%    1.75%    1.75%     1.75%    1.75%(6)
---------------------------------
Ratio of Net Investment Loss
to Average Net Assets               (1.10)%(6)  (1.10)%  (1.14)%  (1.13)%   (0.86)%  (0.99)%(6)
---------------------------------
Portfolio Turnover Rate             95%         215%     138%     272%      206%     64%(7)
---------------------------------
Net Assets, End of Period
(in thousands)                      $135        $107     $46      $25       $13      $11
-----------------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  NOVEMBER 14, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(6)  ANNUALIZED.

(7)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE PERIOD JUNE 30, 2000 (FUND
     INCEPTION) THROUGH NOVEMBER 30, 2000.

------

TECHNOLOGY FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                   2005(1)     2004     2003(2)  2002(2)   2001(2)  2000(2)(3)
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,                   $17.96      $19.37   $14.30   $20.80    $31.90   $50.00
Beginning of Period
----------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
   Net Investment Loss(4)          (0.11)      (0.27)   (0.20)   (0.20)    (0.20)   (0.20)
---------------------------------
   Net Realized and                (1.14)      (1.14)   5.27     (6.30)    (10.90)  (17.90)
   Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------
   Total From Investment
   Operations                      (1.25)      (1.41)   5.07     (6.50)    (11.10)  (18.10)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $16.71      $17.96   $19.37   $14.30    $20.80   $31.90
----------------------------------------------------------------------------------------------
   TOTAL RETURN(5)                 (6.96)%     (7.28)%  35.45%   (31.25)%  (34.80)% (36.20)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.75%(6)    1.75%    1.75%    1.75%     1.75%    1.75%(6)
---------------------------------
Ratio of Net Investment
Loss to Average Net Assets         (1.30)%(6)  (1.55)%  (1.50)%  (1.45)%   (1.04)%  (1.08)%(6)
---------------------------------
Portfolio Turnover Rate            165%        279%     218%     251%      356%     125%
---------------------------------
Net Assets, End of Period
(in thousands)                     $65         $78      $18      $54       $1       $43
----------------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  PER-SHARE DATA HAS BEEN RESTATED, AS APPLICABLE, TO REFLECT A 1-FOR-10
     REVERSE SHARE SPLIT THAT OCCURRED ON THE CLOSE OF BUSINESS ON MAY 16, 2003.

(3)  JUNE 30, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(6)  ANNUALIZED.

------

EMERGING MARKETS FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                     2005(1)      2004      2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,                     $6.12        $5.19     $3.58     $4.24
Beginning of Period
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
   Net Investment Loss(3)            (0.02)       (0.07)    (0.04)    (0.04)
---------------------------------
   Net Realized and                  0.39         0.99      1.64      (0.62)
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From Investment Operations  0.37         0.92      1.60      (0.66)
--------------------------------------------------------------------------------
Distributions
---------------------------------
   From Net Realized Gains           (0.09)       -         -         -
---------------------------------
Redemption Fees(4)                   -(5)         0.01      0.01      -
--------------------------------------------------------------------------------
Net Asset Value, End of Period       $6.40        $6.12     $5.19     $3.58
--------------------------------------------------------------------------------
   TOTAL RETURN(6)                   5.97%        17.92%    44.97%    (15.57)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                3.01%(7)     3.00%     3.01%     3.05%(7)
---------------------------------
Ratio of Net Investment
Loss to Average Net Assets           (0.70)%(7)   (1.22)%   (0.97)%   (1.10)%(7)
---------------------------------
Portfolio Turnover Rate              64%          208%      286%      387%(8)
---------------------------------
Net Assets, End of Period
(in thousands)                       $567         $521      $291      $54
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  DECEMBER 18, 2001 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2002.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  THE FUND ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND
     ACCOUNTING GUIDE FOR INVESTMENT COMPANIES WHICH REQUIRES THE DISCLOSURE OF
     THE PER-SHARE EFFECT OF REDEMPTION FEES. AMOUNTS COMPUTED USING AVERAGE
     SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(5)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(6)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(7)  ANNUALIZED.

(8)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2002.

------

LIFE SCIENCES FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------
                                     2005(1)     2004     2003     2002      2001(2)
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value,                     $4.56       $4.28    $3.49    $4.87     $4.87
Beginning of Period
---------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
   Net Investment Loss(3)            (0.04)      (0.08)   (0.07)   (0.08)    -(4)
---------------------------------
   Net Realized and                  0.39        0.36     0.86     (1.30)    -(4)
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
   Total From Investment Operations  0.35        0.28     0.79     (1.38)    -(4)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period       $4.91       $4.56    $4.28    $3.49     $4.87
---------------------------------------------------------------------------------------
   TOTAL RETURN(5)                   7.68%       6.54%    22.64%   (28.34)%  0.00%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                2.50%(6)    2.50%    2.50%    2.50%     2.50%(6)
---------------------------------
Ratio of Net Investment
Loss to Average Net Assets           (1.85)%(6)  (1.85)%  (1.89)%  (1.88)%   (1.46)%(6)
---------------------------------
Portfolio Turnover Rate              95%         215%     138%     272%      206%(7)
---------------------------------
Net Assets, End of Period
(in thousands)                       $25         $25      $10      $6        $3
---------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED).

(2)  NOVEMBER 29, 2001 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2001.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(6)  ANNUALIZED.

(7)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2001.

------

NOTES

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section, Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

                                                                     NEWSPAPER
FUND REFERENCE                FUND CODE            TICKER            LISTING
--------------------------------------------------------------------------------
Emerging Markets Fund
  Advisor Class                 743                  AEMMX             EmgMkt
--------------------------------------------------------------------------------
  C Class                       443                  ACECX             EmgMkt
--------------------------------------------------------------------------------
International Discovery Fund
  Advisor Class                 742                  ACIDX             IntDisc
--------------------------------------------------------------------------------
Life Sciences Fund
  Advisor Class                 804                  ALSVX             LifeSci
--------------------------------------------------------------------------------
  C Class                       604                  ALFSX             LifeSci
--------------------------------------------------------------------------------
Technology Fund
  Advisor Class                 796                  ATADX             Tech
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0512
SH-PRS-45831